Share-Based Compensation - Schedule of Incentive Shares and Stock Option Shares Activities (Details) - Share-based Plans - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value, Beginning balance	$ 2.8575	$ 1.2723
Weighted average grant-date fair value, Granted		4.4700
Weighted average grant-date fair value, Vested	2.2052	0.4178
Weighted average grant-date fair value, Forfeited	3.4318	2.4813
Weighted average grant-date fair value, Ending balance	$ 3.0279	$ 2.8575
Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested incentive shares and stock options, Beginning balance	1,976,300	2,278,096
Number of non-vested incentive shares and stock options, Vested	(455,166)	(241,196)
Number of non-vested incentive shares and stock options, Forfeited	(53,000)	(60,600)
Number of non-vested incentive shares and stock options, Ending balance	1,468,134	1,976,300
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested incentive shares and stock options, Beginning balance	1,860,437
Number of non-vested incentive shares and stock options, Granted		1,860,437
Number of non-vested incentive shares and stock options, Vested	(386,317)
Number of non-vested incentive shares and stock options, Forfeited	(42,500)
Number of non-vested incentive shares and stock options, Ending balance	1,431,620	1,860,437